Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders Equity
Accumulated other comprehensive income (loss) comprises items that will not be recycled	$ 20,800	$ (19,200)
Accumulated other comprehensive income comprises items that may be recycled	$ 28,100	$ 32,700
Number of shares issued	167,165,341	157,469,361
Number of common shares deemed to have been repurchased	517,409	517,409